Average Annual Total Returns - FidelityOTCK6Portfolio-PRO - FidelityOTCK6Portfolio-PRO - Fidelity OTC K6 Portfolio	Sep. 28, 2024
Fidelity OTC K6 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	43.48%
Since Inception	17.85%	[1]
NS004
Average Annual Return:
Past 1 year	44.64%
Since Inception	16.30%
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.49%

[1]	A From June 13, 2019 .